Condensed Consolidated Interim Statements of Financial Position (Unaudited) (Parenthetical) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares, shares authorized	150,000,000	150,000,000
Ordinary shares, shares issued	61,953,091	48,187,463
Ordinary shares, shares outstanding	61,953,091	48,187,463
Subject to possible redemption	615,366	0
NIS [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares, par value	$ 0.01	$ 0.01